AXP(SM)
                                                                      Global
                                                                 Growth Fund
                                                      2000 SEMIANNUAL REPORT


American Express (R) Fund

(icon of) compass

The goal of AXP Global Growth Fund seeks to provide shareholders with long-term capital growth.

It's a Big World  After All

No one needs to be told that the world is changing rapidly. For example, some years ago U.S. stocks accounted for about two-thirds of the total value of stocks worldwide. Today, that figure is down to about one-third, as many foreign stock markets have enjoyed explosive growth. AXP Global Growth Fund seeks to take advantage of that trend by investing in companies throughout the world, not just the United States. For the most part, these are fast-growing foreign companies involved in essential businesses such as infrastructure creation, finance and environmental clean-up. As they prosper, AXP Global Growth Fund offers investors the potential to prosper along with them.

CONTENTS

From the Chairman                          3
From the Portfolio Manager                 3
Fund Facts                                 5
The 10 Largest Holdings                    6
Financial Statements (Fund)                7
Notes to Financial Statements (Fund)      10
Financial Statements (Portfolio)          16
Notes to Financial Statements (Portfolio) 19
Investments in Securities                 24

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,


Arne H. Carlson


(picture of) Richard Leadem
Richard Leadem
Portfolio manager

From the Portfolio Manager
Sharp stock selection and generally strong markets in the U.S. and Europe set the stage for a healthy gain by AXP Global Growth Fund during the first half of the fiscal year. For the November 1999 through April 2000 period, the Fund's Class A shares generated a total return of 17.80% (excluding the sales charge).

Against a positive backdrop of expanding economic growth (especially in the U.S.), healthy corporate profits and low inflation, stocks in the major markets were already on the move when the period began. With Y2K computer-bug fears rapidly subsiding and excitement about the potential for the Internet growing almost daily, the markets kept gathering momentum through the end of 1999. Illustrating the strength of the surge, the Fund was ahead by more than 20% in the first two months of the period.

The new year, however, brought with it a new mood in the markets. Concerns about potentially higher inflation and higher interest rates now dominated the psychology, and investors were questioning whether the sky-high price levels on some stocks, particularly technology-related issues, could be sustained much longer. The result over the final four months of the period was that the markets struggled against increasing selling pressure, capped by a steep decline in technology-related stocks from mid-March to mid-April. While the Fund held up relatively well during those months, it nevertheless saw some erosion in its net asset value. A period-long decline in the euro, Europe's new common currency, also detracted from performance.

On the whole, though, it was a very productive six months, thanks chiefly to the Fund's substantial holdings in the technology, telecommunications and media sectors. Although the stocks were volatile, their ups overwhelmed their downs. A few prominent performers included: Mannesmann AG, a German provider of wireless telecommunication services; Kyocera, a Japanese manufacturer of telecommunications equipment and semiconductors; News Corporation Limited, an Australia-based global media company; and Atmel, a U.S. provider of semiconductors to the wireless communication industry.

On a regional basis, the biggest investment -- about 40% of the portfolio -- was in Europe, including the United Kingdom, France, Germany and Italy. The next-largest exposure was to North America (the U.S. and Canada), which comprised about a third of the portfolio, followed by Japan, which made up between 13% and 17%. Encouraged by government policy changes and corporate restructuring, I added to the Japanese exposure as the period progressed. Still, as the second half of the fiscal year begins, I am maintaining the investment emphasis on Europe, where economic growth appears to have a long time to run.

Overall, I continue to be optimistic about global equity markets. While the potential for higher interest rates in the U.S. may be a near-term restraint, the global economy is accelerating and inflation is not a problem in most major markets. Once the interest-rate question in the U.S. is resolved, I think stocks will have a good opportunity to advance.


Richard Leadem

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2000                                                        $9.83
Oct. 31, 1999                                                         $9.18
Increase                                                              $0.65

Distributions -- Nov. 1, 1999 - April 30, 2000
From income                                                           $0.29
From capital gains                                                    $0.71
Total distributions                                                   $1.00

Total return*                                                       +17.80%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2000                                                        $9.63
Oct. 31, 1999                                                         $9.01
Increase                                                              $0.62

Distributions -- Nov. 1, 1999 - April 30, 2000
From income                                                           $0.25
From capital gains                                                    $0.71
Total distributions                                                   $0.96

Total return*                                                       +17.29%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2000                                                        $9.84
Oct. 31, 1999                                                         $9.20
Increase                                                              $0.64

Distributions -- Nov. 1, 1999 - April 30, 2000
From income                                                           $0.30
From capital gains                                                    $0.71
Total distributions                                                   $1.01

Total return*                                                       +17.79%**

*Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

The 10 Largest Holdings

                                             Percent              Value
                                         (of net assets)  (as of April 30, 2000)
Ericsson (LM) CI B (Sweden)                    4.24%           $91,925,468
Nokia (Finland)                                3.44             74,639,327
Vodafone AirTouch (United Kingdom)             3.12             67,663,899
Pfizer (United States)                         2.48             53,827,325
EMC (United States)                            2.35             50,906,700
Nippon Telegraph & Telephone (Japan)           2.28             49,507,847
Electronic Data Systems (United States)        2.09             45,381,875
Schering-Plough (United States)                1.99             43,233,624
Marconi (United Kingdom)                       1.99             43,057,713
EMI Group ADR (United Kingdom)                 1.88             40,710,983

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart


                           The 10 holdings listed here
                           make up 25.86% of net assets

Financial Statements

Statement of assets and liabilities
AXP Global Growth Fund

April 30, 2000 (Unaudited)

Assets
Investment in World Growth Portfolio (Note 1)                                         $2,166,812,439
Capital shares receivable                                                                      1,255
                                                                                               -----
Total assets                                                                           2,166,813,694
                                                                                       -------------
Liabilities
Accrued distribution fee                                                                      27,096
Accrued service fee                                                                               69
Accrued transfer agency fee                                                                   10,053
Accrued administrative services fee                                                            2,672
Other accrued expenses                                                                        73,231
                                                                                              ------
Total liabilities                                                                            113,121
                                                                                             -------
Net assets applicable to outstanding capital stock                                    $2,166,700,573
                                                                                      ==============
Represented by
Capital stock-- $.01 par value (Note 1)                                               $    2,217,728
Additional paid-in capital                                                             1,583,830,320
Net operating loss                                                                        (6,079,214)
Accumulated net realized gain (loss)                                                     288,309,813
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                    298,421,926
                                                                                         -----------
Total -- representing net assets applicable to outstanding capital stock              $2,166,700,573
                                                                                      ==============
Net assets applicable to outstanding shares:              Class A                     $1,520,219,296
                                                          Class B                     $  620,879,892
                                                          Class Y                     $   25,601,385
Net asset value per share of outstanding capital stock:   Class A shares  154,700,591 $         9.83
                                                          Class B shares   64,469,274 $         9.63
                                                          Class Y shares    2,602,955 $         9.84
                                                                            --------- --------------

See accompanying notes to financial statements.

Statement of operations
AXP Global Growth Fund

Six months ended April 30, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                  $  8,044,932
Interest                                                                      1,603,936
   Less foreign taxes withheld                                                 (867,395)
                                                                               --------
Total income                                                                  8,781,473
                                                                              ---------
Expenses (Note 2):
Expenses allocated from World Growth Portfolio                                7,727,355
Distribution fee
   Class A                                                                    1,856,592
   Class B                                                                    2,874,003
Transfer agency fee                                                           1,539,121
Incremental transfer agency fee
   Class A                                                                      120,874
   Class B                                                                       84,259
Service fee-- Class Y                                                            14,205
Administrative services fees and expenses                                       479,575
Compensation of board members                                                     4,141
Printing and postage                                                             66,583
Registration fees                                                                88,826
Audit fees                                                                        4,000
Other                                                                             4,886
                                                                                  -----
Total expenses                                                               14,864,420
   Earnings credits on cash balances (Note 2)                                   (47,929)
                                                                                -------
Total net expenses                                                           14,816,491
                                                                             ----------
Investment income (loss) -- net                                              (6,035,018)
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                    290,538,871
   Foreign currency transactions                                             (2,217,625)
                                                                             ----------
Net realized gain (loss) on investments                                     288,321,246
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies        24,717,842
                                                                             ----------
Net gain (loss) on investments and foreign currencies                       313,039,088
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $307,004,070
                                                                           ============

See accompanying notes to financial statements.

Statements of changes in net assets
AXP Global Growth Fund

                                                                       April 30, 2000   Oct. 31, 1999
                                                                      Six months ended   Year ended
                                                                         (Unaudited)

Operations and distributions
Investment income (loss) -- net                                      $   (6,035,018)   $     (775,673)
Net realized gain (loss) on investments                                 288,321,246       184,375,354
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies    24,717,842       125,627,405
                                                                         ----------       -----------
Net  increase  (decrease)  in net assets  resulting  from  operations   307,004,070       309,227,086
                                                                        -----------       -----------
Distributions to shareholders:
   From net investment income
      Class A                                                            (6,029,970)       (5,494,846)
      Class B                                                               (16,898)           (2,288)
      Class Y                                                              (156,601)         (142,170)
   From net realized gain
      Class A                                                          (130,885,134)      (45,913,293)
      Class B                                                           (50,476,975)      (14,747,605)
      Class Y                                                            (2,678,427)       (1,056,181)
                                                                         ----------        ----------
Total distributions                                                    (190,244,005)      (67,356,383)
                                                                       ------------       -----------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                              228,236,165       362,979,328
   Class B shares                                                       116,299,298       151,060,171
   Class Y shares                                                        11,262,265        11,056,126
Reinvestment of distributions at net asset value
   Class A shares                                                       131,689,253        49,848,367
   Class B shares                                                        50,017,434        14,640,382
   Class Y shares                                                         2,835,028         1,198,351
Payments for redemptions
   Class A shares                                                      (185,526,889)     (294,695,663)
   Class B shares (Note 2)                                              (38,404,133)      (54,189,827)
   Class Y shares                                                       (16,587,922)      (12,905,756)
                                                                        -----------       -----------
Increase (decrease) in net assets from capital share transactions       299,820,499       228,991,479
                                                                        -----------       -----------
Total increase (decrease) in net assets                                 416,580,564       470,862,182
Net assets at beginning of period                                     1,750,120,009     1,279,257,827
                                                                      -------------     -------------
Net assets at end of period                                          $2,166,700,573    $1,750,120,009
                                                                     ==============    ==============
Undistributed net investment income                                  $   (6,079,214)   $    6,159,273
                                                                     --------------    --------------

See accompanying notes to financial statements.

Notes to Financial Statements

AXP Global Growth Fund
(Unaudited as to April 30, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in World Growth Portfolio
The Fund invests all of its assets in World Growth Portfolio (the Portfolio), a series of World Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio seeks to provide shareholders with long-term capital growth by investing primarily in equity securities of companies throughout the world.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of April 30, 2000 was 99.95%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19
o Class B $20
o Class Y $17

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $2,203,870 for Class A and $221,430 for Class B for the six months ended April 30, 2000.

During the six months ended April 30, 2000, the Fund's transfer agency fees were reduced by $47,929 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                            Six months ended April 30, 2000
                                         Class A         Class B       Class Y
Sold                                   22,603,071      11,713,076     1,132,264
Issued for reinvested distributions    13,174,143       5,092,421       283,787
Redeemed                              (18,305,831)     (3,864,344)   (1,625,338)
                                      -----------      ----------    ----------
Net increase (decrease)                17,471,383      12,941,153      (209,287)

                                                 Year ended Oct. 31, 1999
                                         Class A         Class B       Class Y
Sold                                   41,837,560      17,631,622     1,268,487
Issued for reinvested distributions     6,001,482       1,784,519       144,275
Redeemed                              (33,906,049)     (6,300,388)   (1,495,745)
                                      -----------      ----------    ----------
Net increase (decrease)                13,932,993      13,115,753       (82,983)

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended April 30, 2000.

5. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.


Fiscal period ended Oct. 31,

Per share income and capital changesa

                                                                       Class A

                                                     2000b     1999      1998       1997       1996

Net asset value, beginning of period                $9.18     $7.80     $6.90      $7.12      $6.37

Income from investment operations:

Net investment income (loss)                         (.02)      .02       .02        .03        .08

Net gains (losses) (both realized and unrealized)    1.67      1.78      1.12        .39        .83

Total from investment operations                     1.65      1.80      1.14        .42        .91

Less distributions:
Dividends from and in excess
of net investment income                             (.04)     (.05)     (.06)      (.22)      (.13)

Distributions from realized gains                    (.96)     (.37)     (.18)      (.42)      (.03)

Total distributions                                 (1.00)     (.42)     (.24)      (.64)      (.16)

Net asset value, end of period                      $9.83     $9.18     $7.80      $6.90      $7.12

Ratios/supplemental data
Net assets, end of period (in millions)            $1,520    $1,260      $962       $889       $908

Ratio of expenses to average daily net assetsc      1.21%d    1.25%     1.22%      1.27%      1.37%

Ratio of net investment income (loss)
to average daily net assets                        (.37%)d     .14%      .35%       .60%      1.45%

Portfolio turnover rate
(excluding short-term securities)                    61%        83%       80%       199%       134%

Total returne                                     17.80%     23.59%    17.00%      6.22%     14.51%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended April 30, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

Fiscal period ended Oct. 31,

Per share income and capital changesa

                                                     Class B                                    Class Y

                                      2000b   1999    1998    1997    1996       2000b   1999    1998    1997    1996

Net asset value,
beginning of period                  $9.01   $7.68   $6.79   $7.05   $6.34      $9.20   $7.81   $6.91   $7.13   $6.38

Income from investment operations:
Net investment income (loss)          (.04)   (.05)     --      --     .05       (.01)    .03     .02     .03     .09

Net gains (losses)
(both realized and unrealized)        1.62    1.75    1.08     .35     .81       1.66    1.78    1.13     .40     .83

Total from investment operations      1.58    1.70    1.08     .35     .86       1.65    1.81    1.15     .43     .92

Less distributions:
Dividends from and in excess
of net investment income                --      --    (.01)   (.19)   (.12)      (.05)   (.05)   (.07)   (.23)   (.14)

Distributions from realized gains     (.96)   (.37)   (.18)   (.42)   (.03)      (.96)   (.37)   (.18)   (.42)   (.03)

Total distributions                   (.96)   (.37)   (.19)   (.61)   (.15)     (1.01)   (.42)   (.25)   (.65)   (.17)

Net asset value, end of period       $9.63   $9.01   $7.68   $6.79   $7.05      $9.84   $9.20   $7.81   $6.91   $7.13

Ratios/supplemental data
Net assets, end of period
(in millions)                         $621    $464    $295    $222    $146        $26     $26     $23     $21     $19

Ratio of expenses to
average daily net assetsc            1.98%d  2.02%   1.99%   2.03%   2.14%      1.05%d  1.13%   1.15%   1.15%   1.19%

Ratio of net investment
income (loss) to average
daily net assets                   (1.12%)d  (.62%)  (.40%)  (.18%)  1.05%     (.21%)d   .24%    .41%    .72%   1.60%

Portfolio turnover rate
(excluding short-term securities)      61%     83%     80%    199%    134%        61%     83%     80%    199%    134%

Total returne                       17.29%  22.66%  16.13%   5.40%  13.64%     17.79%  23.86%  17.10%   6.34%  14.71%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended April 30, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

Financial Statements

Statement of assets and liabilities
World Growth Portfolio

April 30, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $1,964,680,967)                                                $2,263,149,296
Cash in bank on demand deposit                                                            112,022
Dividends and accrued interest receivable                                               3,271,765
Receivable for investment securities sold                                                 835,091
                                                                                          -------
Total assets                                                                        2,267,368,174
                                                                                    -------------
Liabilities
Payable for investment securities purchased                                            34,555,998
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)        2,829
Payable upon return of securities loaned (Note 5)                                      64,821,600
Accrued investment management services fee                                                 42,767
Other accrued expenses                                                                     98,070
                                                                                           ------
Total liabilities                                                                      99,521,264
                                                                                       ----------
Net assets                                                                         $2,167,846,910
                                                                                   ==============

See accompanying notes to financial statements.

Statement of operations
World Growth Portfolio

Six months ended April 30, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                  $  8,048,910
Interest                                                                      1,588,501
   Less foreign taxes withheld                                                 (867,820)
                                                                               --------
Total income                                                                  8,769,591
                                                                              ---------
Expenses (Note 2):
Investment management services fee                                            7,614,372
Compensation of board members                                                     4,970
Custodian fees                                                                   81,434
Audit fees                                                                       12,000
Other                                                                            26,273
                                                                                 ------
Total expenses                                                                7,739,049
   Earnings credits on cash balances (Note 2)                                    (7,835)
                                                                                 ------
Total net expenses                                                            7,731,214
                                                                              ---------
Investment income (loss) -- net                                               1,038,377
                                                                              ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                           290,695,110
   Foreign currency transactions                                             (2,218,330)
                                                                             ----------
Net realized gain (loss) on investments                                     288,476,780
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies        24,726,528
                                                                             ----------
Net gain (loss) on investments and foreign currencies                       313,203,308
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $314,241,685
                                                                           ============

See accompanying notes to financial statements.

Statements of changes in net assets
World Growth Portfolio

                                                                      April 30, 2000    Oct. 31,1999
                                                                     Six months ended    Year ended
                                                                        (Unaudited)

Operations
Investment income (loss)-- net                                       $    1,038,377    $    9,492,822
Net realized gain (loss) on investments                                 288,476,780       184,483,395
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies    24,726,528       125,692,141
                                                                         ----------       -----------
Net increase (decrease) in net assets resulting from operations         314,241,685       319,668,358
Net contributions (withdrawals) from partners                           102,459,761       151,432,468
                                                                        -----------       -----------
Total increase (decrease) in net assets                                 416,701,446       471,100,826
Net assets at beginning of period                                     1,751,145,464     1,280,044,638
                                                                      -------------     -------------
Net assets at end of period                                          $2,167,846,910    $1,751,145,464
                                                                     ==============    ==============

See accompanying notes to financial statements.

Notes to Financial Statements

World Growth Portfolio
(Unaudited as to April 30, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
World Growth Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio seeks to provide long-term capital growth by investing primarily in equity securities of companies throughout the world. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.8% to 0.675% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Global Growth Fund to the Lipper Global Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

AEFC has a Sub-investment Advisory Agreement with American Express Asset Management International Inc. (International), a wholly-owned subsidiary of AEFC.

During the six months ended April 30, 2000, the Portfolio's custodian fees were reduced by $7,835 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,302,216,409 and $1,249,128,273, respectively, for the six months ended April 30, 2000. For the same period, the portfolio turnover rate was 61%. Realized gains and losses are determined on an identified cost basis.

4. FOREIGN CURRENCY CONTRACTS
As of April 30, 2000, the Portfolio has a foreign currency exchange contract that obligates it to deliver currency at a specified future date. The unrealized appreciation and/or depreciation on this contract is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contract are as follows:

Exchange date      Currency to      Currency to       Unrealized      Unrealized
                  be delivered      be received      appreciation   depreciation
May 2, 2000         1,840,093        2,020,970            $--           $2,829
                   U.S. Dollar  European Monetary Unit
Total                                                     $--           $2,829

5. LENDING OF PORTFOLIO SECURITIES
As of April 30, 2000, securities valued at $64,301,650 were on loan to brokers. For collateral, the Portfolio received $64,821,600 in cash. Income from securities lending amounted to $189,437 for the six months ended April 30, 2000. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

Investments in Securities

World Growth Portfolio
April 30, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (95.0%)
Issuer                                                      Shares            Value(a)

Australia (1.8%)(c)

Media (0.6%)
News                                                       1,033,705        $13,126,585

Metals (0.6%)
Broken Hill Proprietary                                    1,253,000         13,492,355

Transportation (0.6%)
Brambles Inds                                                465,000(f)      13,088,074

Brazil (1.1%)(c)

Banks and savings & loans (0.4%)
Uniao de Bancos Brasileiros GDR                              323,227          8,060,473

Utilities -- telephone (0.7%)
Embratel Participacoes ADR                                   666,739         15,001,628

Canada (1.9%)(c)

Communications equipment & services (1.0%)
Nortel Networks                                              185,020         20,953,515

Utilities -- telephone (0.9%)
BCE                                                          166,900(f)      19,151,775

Finland (4.5%)(c)

Communications equipment & services
Nokia                                                      1,301,148         74,639,327
Sonera                                                       397,671         21,872,124
Total                                                                        96,511,451

France (3.0%)(c)

Computers & office equipment (1.8%)
Cap Gemini                                                   201,075         39,484,213

Energy (1.2%)
Total Petroleum Cl B                                         172,407         26,159,106

Germany (1.9%)(c)

Computers & office equipment (1.4%)
SAP                                                           53,158(f)      31,266,882

Miscellaneous (0.5%)
Epcos                                                         73,274(b)      10,311,753

Hong Kong (1.8%)(c)

Communications equipment & services (0.8%)
China Telecom                                              2,436,000(b)      17,591,665

Multi-industry conglomerates (1.0%)
Hutchison Whampoa                                          1,487,000         21,667,758

Italy (2.6%)(c)

Banks and savings & loans (1.4%)
Instituto Bancario San Paolo di Torino                     2,237,191         31,320,988

Utilities -- telephone (1.2%)
Telecom Italia Mobile                                      2,667,479(f)      25,462,554

Japan (15.1%)(c)

Computers & office equipment (2.7%)
Canon                                                        405,000(b)      18,525,858
Fujitsu                                                      720,000         20,400,944
Hitachi Software Engineering                                 201,000         20,566,230
Total                                                                        59,493,032

Electronics (2.7%)
Hitachi                                                    1,612,000         19,255,336
Nintendo                                                     128,000         21,334,321
Rohm                                                          52,800         17,698,597
Total                                                                        58,288,254

Financial services (0.9%)
Nikko Securities                                           1,600,000         18,889,763

Furniture & appliances (1.2%)
Matsushita Electric Industrial                               958,000         25,370,434

Media (1.8%)
Sony                                                         348,000         39,989,629

Multi-industry conglomerates (1.1%)
Secom                                                        275,000         23,070,513

Utilities -- telephone (4.7%)
Nippon Telegraph & Telephone                                   3,990         49,507,847
Nippon Television Network                                     20,370         15,221,621
NTT Data                                                       1,333         17,774,156
NTT Mobile Communication Network                                 620         20,725,034
Total                                                                       103,228,658

Korea (0.3%)(c)

Metals
Pohang Iron & Steel ADR                                      305,127          6,407,667

Mexico (1.1%)(c)

Beverages & tobacco (0.5%)
Fomento Economico Mexicano ADR                               247,800         10,221,750

Utilities -- telephone (0.6%)
Telefonos de Mexico ADR Cl L                                 239,306         14,074,184

Netherlands (2.9%)(c)

Insurance (1.6%)
Fortis                                                     1,363,546(d)      34,287,327

Miscellaneous (1.3%)
United Pan-Europe Communications                             766,968(b)      27,910,942

Singapore (1.2%)(c)

Banks and savings & loans (0.9%)
Overseas Union Bank                                        3,920,528         17,919,788

Financial services (0.3%)
DBS Land                                                   5,315,500          7,537,949

South Korea (1.3%)(c)

Electronics (0.6%)
Samsung Electronics                                           47,000         12,705,564

Utilities -- telephone (0.7%)
Korea Telecom ADR                                            468,539         16,164,596

Spain (0.5%)(c)

Building materials & construction
Fomento de Construcciones y Contractas                       547,192         11,217,548

Sweden (4.2%)(c)

Communications equipment & services
Ericsson (LM) Cl B                                         1,033,902         91,925,468

United Kingdom (15.0%)(c)

Aerospace & defense (0.8%)
British Aerospace                                          2,685,858         16,473,424

Communications equipment & services (2.0%)
Marconi                                                    3,450,983         43,057,713

Health care (3.3%)
Glaxo Wellcome ADR                                         1,094,415         33,749,794
SmithKline Beecham                                         2,838,364         38,816,329
Total                                                                        72,566,123

Insurance (1.3%)
Prudential                                                 1,847,798         28,361,945

Leisure time & entertainment (1.9%)
EMI Group ADR                                              4,252,378         40,710,983

Retail (0.5%)
Next                                                       1,455,842         11,388,196

Utilities -- gas (1.2%)
BG Group                                                   4,227,462         25,204,791

Utilities -- telephone (4.0%)
COLT Telecom Group                                           455,212(b)      19,338,458
Vodafone AirTouch                                         14,759,346         67,663,899
Total                                                                        87,002,357

United States (34.8%)

Chemicals (0.5%)
Du Pont (EI) de Nemours                                      233,300         11,067,169

Communications equipment & services (0.5%)
Corning                                                       57,400         11,336,500

Computer software & services (2.7%)
Microsoft                                                    333,300(b)      23,247,675
Oracle                                                       440,300(b)      35,196,481
Total                                                                        58,444,156

Computers & office equipment (8.7%)
America Online                                               371,500(b)      22,220,344
Cisco Systems                                                347,494(b)      24,091,107
Compaq Computer                                              550,000         16,087,500
Electronic Data Systems                                      660,100         45,381,875
EMC                                                          366,400(b)      50,906,700
Sun Microsystems                                             328,000(b)      30,155,500
Total                                                                       188,843,026

Electronics (4.1%)
Atmel                                                        476,128(b)      23,300,514
Intel                                                        169,300         21,469,356
Micron Technology                                            212,600(b)      29,604,551
Natl Semiconductor                                           236,100(b)      14,343,075
Total                                                                        88,717,496

Energy (1.3%)
Texaco                                                       572,700         28,348,650

Financial services (3.4%)
Citigroup                                                    368,850         21,923,522
Fannie Mae                                                   550,134         33,179,957
Goldman Sachs Group                                          188,159         17,545,827
Total                                                                        72,649,306

Health care (5.5%)
Pfizer                                                     1,277,800         53,827,325
Pharmacia                                                    431,400         21,543,038
Schering-Plough                                            1,072,462         43,233,624
Total                                                                       118,603,987

Household products (0.9%)
Colgate-Palmolive                                            339,200         19,376,800

Insurance (1.5%)
American Intl Group                                          302,125         33,139,336

Multi-industry conglomerates (1.1%)
General Electric                                             155,000         24,373,749

Retail (1.1%)
Wal-Mart Stores                                              412,100         22,820,037

Utilities -- telephone (3.5%)
AT&T                                                         366,086         17,091,640
Crown Castle Intl                                            225,000          8,634,375
Infonet Services Cl B                                        548,526(b)       9,256,376
Level 3 Communications                                       252,300(b)      22,454,700
SBC Communications                                           407,900         17,871,119
Total                                                                        75,308,210

Total common stocks
(Cost: $1,760,618,694)                                                   $2,059,147,795


See accompanying notes to investments in securities.

Short-term securities (9.4%)
Issuer                                     Annualized        Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (4.0%)
Federal Home Loan Bank Disc Nts
   05-24-00                                    5.85%      $1,800,000         $1,792,031
   05-26-00                                    5.85          200,000            199,015
   06-21-00                                    6.04       20,500,000         20,307,161
Federal Natl Mtge Assn Disc Nts
   05-04-00                                    5.83          300,000            299,709
   05-25-00                                    5.92       32,000,000         31,858,639
   06-27-00                                    6.06       30,000,000         29,687,500
   06-29-00                                    6.07        3,200,000          3,165,500
Total                                                                        87,309,555

Commercial paper (5.4%)
Alabama Power
   05-01-00                                    6.02        2,000,000          1,998,997
Bayer
   06-20-00                                    6.10        4,000,000(e)       3,963,666
Bell Atlantic Finance Services
   05-31-00                                    6.03        6,500,000          6,462,939
Cargill Global Funding
   05-01-00                                    5.85        2,900,000          2,898,586
Colgate-Palmolive
   05-17-00                                    6.07       30,000,000(e)      29,904,208
CXC
   07-10-00                                    6.28        5,000,000(e)       4,936,530
Dresdner US Finance
   05-05-00                                    5.99          500,000            499,419
Exxon Mobil Australia
   05-19-00                                    6.02       27,300,000(e)      27,204,450
Fleet Funding
   05-31-00                                    6.06        4,100,000(e)       4,076,623
Sysco
   05-01-00                                    6.04       21,300,000(e)      21,289,279
Toyota Motor Credit
   05-17-00                                    6.02       13,500,000(e)      13,457,249
Total                                                                       116,691,946

Total short-term securities
(Cost: $204,062,273)                                                       $204,001,501

Total investments in securities
(Cost: $1,964,680,967)(g)                                                $2,263,149,296

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Security is partially or fully on loan. See Note 5 to the financial statements.

(g) At April 30, 2000, the cost of securities for federal income tax purposes was approximately $1,964,681,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                      $430,971,000
Unrealized depreciation                                      (132,503,000)
                                                             ------------
Net unrealized appreciation                                  $298,468,000

                                                                PRSRT STD AUTO
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                   AMERICAN
                                                                   EXPRESS


                                                               S-6451 L (6/00)

AXP Global Growth Fund
200 AXP Financial Center
Minneapolis, MN 55474

TICKER SYMBOL
Class A: IGLGX   Class B: IDGBX   Class Y: IDGYX

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.